Non-Cash Share-Based Compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions						9 Months Ended
	Jun. 29, 2023	Jun. 28, 2023	Jan. 01, 2023	Jan. 01, 2022	Jul. 31, 2020	Sep. 30, 2023	Sep. 30, 2022	May 12, 2023	Sep. 27, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of ordinary shares for each ADS								15
Unrecognized compensation cost related to unvested employee shares outstanding						$ 0.1
Weighted-average period of unvested employee shares outstanding						1 year
Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost related to unvested employee shares outstanding						$ 5.5
Weighted-average period of unvested employee shares outstanding						2 years 2 months 12 days
Weighted average grant-date fair value of share options granted						$ 0.20	$ 0.73
Weighted average grant-date fair value of share options vested						$ 2.81	$ 7.30
RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
General vesting period						1 year
Unrecognized compensation cost related to unvested employee shares outstanding						$ 0.6
Weighted-average period of unvested employee shares outstanding						2 years 7 months 6 days
Option Repricing
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price of option granted per ADS	$ 2.42
Incremental share based compensation expense						$ 0.4
Incremental share based compensation expense, vested share option awards						0.1
Incremental share based compensation expense, unvested share option awards						$ 0.3
2020 Employee Share Purchase Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of ordinary shares subject to automatic increase in outstanding ordinary shares on each year					1.00%
Terms of share option plan						The ESPP provides for an annual increase beginning on January 1, 2022 in an amount equal to the least of (i) 347,447 ordinary shares, (ii) 1% of the total number of ordinary shares outstanding on December 31st of the prior calendar year or (iii) such fewer number of ordinary shares as the board of directors may designate prior to the applicable January 1st date.
Number of ordinary shares subject to automatic increase in outstanding ordinary shares on each year			347,447		347,447
Ordinary shares reserved for issuance					347,447	393,278
Purchase price of ordinary shares, percentage of fair market value					85.00%
Percentage of employee's compensation eligible					15.00%
Number of shares purchased						217,755
2020 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum number of equity awards authorized					5,898,625
Term of ordinary shares subject to automatic increase in outstanding ordinary shares on each year					10 years
Percentage of ordinary shares subject to automatic increase in outstanding ordinary shares on each year					4.00%
Terms of share option plan						Additionally, the number of ordinary shares reserved for issuance under the 2020 Plan automatically increases on January 1st of each year, for a period of not more than ten years, by an amount equal to the lesser of (i) 4% of the total number of ordinary shares outstanding on December 31st of the prior calendar year or (ii) such fewer number of ordinary shares as the board of directors may designate prior to the applicable January 1st date.
Number of ordinary shares subject to automatic increase in outstanding ordinary shares on each year			2,596,620	1,434,184
Service based options, vesting period						4 years
Vesting percentage						25.00%
General vesting period						3 years
Ordinary shares reserved for issuance						2,252,316
Inducement Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Maximum number of equity awards authorized									3,400,000
Ordinary shares reserved for issuance						1,677,200
Grants issued						0
2021 Equity Inducement Plan and 2020 Equity Incentive Plan | Option Repricing
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price of option granted per ordinary share		$ 0.42
Exercise price of option granted per ADS		$ 6.27